Receivables/ (Payables) to Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Resolution
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (2,795)	$ (2,623)
Lanis
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (1,898)	$ (1,742)